Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net income (loss)		$ (139.1)	$ 33.3
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization		141.6	144.8
Amortization of deferred financing costs and original issue discount		21.6	8.2
Loss on extinguishment of debt		15.6	0.0
Gain on cash flow hedges		2.3	(2.2)
Deferred taxes		15.6	(0.3)
Foreign currency loss (gain)		5.2	(17.6)
Share-based compensation		(67.1)	(1.1)
Impact of highly inflationary economy - Argentina		(2.7)	0.3
Provision for (recovery of) bad debts		(1.9)	15.0
Provision for slow moving inventory		(4.1)	(5.6)
Non-cash pension benefit		(12.0)	(9.7)
Non-cash restructuring and exit costs		(16.9)	0.0
Changes in operating assets and liabilities:
Trade receivables, net		(96.8)	(13.7)
Inventories, net		(52.8)	(82.9)
Accounts payable		(1.9)	39.8
Income taxes, net		(5.8)	(7.3)
Other assets and liabilities, net		(60.5)	14.6
Cash provided by (used in) operating activities		110.9	(50.0)
Investing activities:
Acquisition of intellectual property		(3.0)	0.0
Business acquired in purchase transactions		(9.4)	(31.8)
Dosing and dispensing equipment		(47.8)	(32.5)
Capital expenditures		(22.2)	(24.4)
Collection of deferred factored receivables		40.1	54.5
Cash provided by (used in) investing activities		(42.3)	(34.2)
Financing activities:
Contingent consideration payments		(0.3)	(0.2)
Proceeds from short-term borrowings		16.7	(0.7)
Proceeds from revolving credit facility		109.0	90.0
Payments on revolving credit facility		(109.0)	(210.0)
Proceeds from long-term borrowings		2,000.0	167.4
Payments on long-term borrowings		(2,667.8)	(16.7)
Payment of deferred financing costs and original issue discount		(35.1)	0.0
Payment of bond redemption premium		(7.6)	0.0
Equity contributions	[1]	0.0	5.0
Cash provided by (used in) financing activities		31.6	34.8
Exchange rate changes on cash, cash equivalents and restricted cash		(4.0)	(2.3)
Increase (decrease) in cash, cash equivalents and restricted cash		(125.6)	48.3
Cash, cash equivalents and restricted cash at beginning of period(a)		201.7	142.3
Cash, cash equivalents and restricted cash at end of period(b)		76.1	190.6
Supplemental Cash Flow Information:
Interest payments		99.3	94.6
Income tax payments		27.0	28.2
Conversion of preferred equity certificates to equity		620.9	0.0
Beneficial interest obtained in exchange for factored receivables		$ 25.6	$ 50.9

[1]	Restricted cash was $7.3 million and $14.6 million as of September 30, 2021 and September 30, 2020, respectively.